CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,482,889)	$ (368,815)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	29,413	19,301
Amortization	13,240	12,828
Provision for credit losses	587,714	128,917
Stock compensation expenses	385,000	1,994
Deferred tax benefits		(39,494)
Non-cash operating lease expense	77,492	19,583
Changes in operating assets and liabilities:
Accounts receivable	1,630,412	26,495
Contract fulfilment costs		2,367,999
Inventories	207,400	(370,906)
Contract assets	220,212	(1,625,078)
Prepayment and other receivables	28,873	45,139
Advance to suppliers	(22,959)	36,504
Operating lease liabilities	(22,267)	(21,575)
Accounts payable	(867,823)	45,437
Contract liabilities	96,979	(420,121)
Other payables and accrued liabilities	104,766	167,375
Taxes payable	(333,683)	(96,165)
NET CASH USED IN OPERATING ACTIVITIES	(348,120)	(70,582)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(509,860)
Prepayment for purchase of an equity investment	(891,261)
Repayment received from a third party	417,438
Loans to third parties	(240,505)
NET CASH USED IN INVESTING ACTIVITIES	(714,328)	(509,860)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs	(532,173)	(18,600)
Gross proceeds from registered direct financing	3,441,376
Repayments of shareholder loans	(219,941)
Proceeds from shareholder loans		351,941
Proceeds from bank loans and third-party loans	2,968,841	2,086,906
Repayments of bank loans and third-party loans	(2,996,640)	(980,528)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,661,463	1,439,719
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH AND RESTRICTED CASH	124,168	(41,184)
NET INCREASE IN CASH AND RESTRICTED CASH	1,723,183	818,093
CASH AND RESTRICTED CASH, BEGINNING OF THE PERIOD	3,411,432	1,157,314
CASH AND RESTRICTED CASH, END OF THE PERIOD	5,134,615	1,975,407
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	139,101	112,160
Cash paid for interests	67,028	57,566
Cash	4,699,793	1,780,760
Restricted cash	434,822	194,647
Total cash and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 5,134,615	$ 1,975,407